FAIR VALUE MEASUREMENT - Measured at fair value on a recurring basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk free interest rate, minimum	3.50%	10.00%
Risk free interest rate, maximum	4.00%	15.00%
Financial instruments held, at fair value	$ 428,159,554	$ 162,535,184
Long-term available-for-sale investments	4,066,490	4,516,815
Fair value assets transferred from level 1 to level 2	0	0
Fair value assets transferred from level 2 to level 1	0	0
Fair value liabilities transferred from level 1 to level 2	0	0
Fair value liabilities transferred from level 2 to level 1	0	0
Fair value assets transferred into level 3	0	0
Fair value assets transferred out of level 3	0	0
Fair value liabilities transferred into level 3	0	0
Fair value liabilities transferred out of level 3	0	0
Impairment loss related to long-term available-for-sale securities	0	472,605	$ 0
Other Comprehensive Income (Loss)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized loss	450,325	857,153
Other Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized loss	426,428	110,004
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term available-for-sale investments	4,066,490	4,516,815
Total	438,654,300	167,051,999
Recurring | Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	6,423,924	5,002,419
Cash and cash equivalents	6,428,256
Recurring | Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	418,077,123	152,699,420
Recurring | Stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	3,014,507	4,833,345
Recurring | Others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	644,000
Recurring | Quoted prices in active markets for identical instruments (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value		152,699,420
Total	430,798,845	159,673,316
Recurring | Quoted prices in active markets for identical instruments (Level 1) | Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	2,634,959	2,140,551
Cash and cash equivalents	6,428,256
Recurring | Quoted prices in active markets for identical instruments (Level 1) | Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	418,077,123
Recurring | Quoted prices in active markets for identical instruments (Level 1) | Stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	3,014,507	4,833,345
Recurring | Quoted prices in active markets for identical instruments (Level 1) | Others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	644,000
Recurring | Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	353,525
Recurring | Significant other observable inputs (Level 2) | Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	353,525
Recurring | Significant unobservable inputs (level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term available-for-sale investments	4,066,490	4,516,815
Total	7,501,930	7,378,683
Recurring | Significant unobservable inputs (level 3) | Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	$ 3,435,440	$ 2,861,868